Note 9 - Retirement Savings Plans	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE
9
– RETIREMENT SAVINGS PLANS

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section
401
(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal
2016,
and again in
2017,
we matched
100%
,
of the employee’s contribution up to
4.0%
of their earnings. The employer contribution was
$29,952
and
$33,143
in
2017
and
2016.
There were
no
discretionary contributions to the plan in
2017
and
2016.